Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund
TOUCHSTONE MONEY MARKET FUND SUMMARY
The Fund's Investment Goal

The Touchstone Money Market Fund (the “Fund”) seeks high current income, consistent with liquidity and stability of principal.  The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Money Market Fund (USD $)	Class A	Class S
Wire Redemption Fee	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Money Market Fund		Class A	Class S
Management Fees		0.43%	0.43%
Distribution (12b-1) Fees		0.25%	0.35%
Other Expenses	[1]	0.30%	0.29%
Total Annual Fund Operating Expenses	[1][2]	0.98%	1.07%
[1]	Other Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	The Total Annual Fund Operating Expenses differ from the “Ratio of net expenses to average net assets” shown in the Fund's Annual Report due to contractual or voluntary fee waivers and the contractual changes to the Fund's Administration Agreement. During the last fiscal year, Touchstone Advisors contractually and voluntarily waived fees or reimbursed certain Fund expenses. Due to the fee waivers, the Fund's actual ratio of net expenses to average net expenses was 0.17% for each of Classes A and S shares.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Money Market Fund (USD $)	Class A	Class S
Expense Example, with Redemption, 1 Year	100	109
Expense Example, with Redemption, 3 Years	312	340
Expense Example, with Redemption, 5 Years	542	590
Expense Example, with Redemption, 10 Years	1,201	1,306

The Fund's Principal Investment Strategies

The Fund invests in U.S. government securities and high-quality money market instruments rated “high quality securities.”  High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs (or by one NRSRO if only one NRSRO has issued a rating); or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the Fund's sub-advisor, Fort Washington, Inc. (“Fort Washington” or “Sub-Advisor”), to be of comparable quality. The Fund's investments may include:

•         Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

•         U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

•         Short-term corporate debt securities

•         Short-term municipal securities

•         Variable- and floating-rate securities

•         Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, and it purchases only U.S. dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in “Daily Liquid Assets” and at least 30% of its total assets in “Weekly Liquid

Assets.”  “Daily Liquid Assets” include cash (including demand deposits), direct obligations of the U.S. government, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  “Weekly Liquid Assets” include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.  The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help it maintain a constant share price of $1.00 per share.

The Fund's Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the U.S. Treasury, or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  There is no guarantee that the Fund will be able to avoid a negative yield.

Fixed Income Risk:  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.  Normally, the longer the Fund's maturity or duration, the more sensitive the value of the Fund's shares will be to changes in interest rates.

•                  Credit Risk: The fixed income securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

•                  Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates.  In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.  There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact the Fund's net asset value.  The price volatility of a debt security also depends on its maturity.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.  Duration is a measure of price sensitivity of a security for a given change in interest rates, taking into account any prepayment or call features of the security. Maturity is the length of time before which a fixed income security becomes due for payment of principal.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

U.S. Government Agencies Securities Risk:  Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.  Such securities are neither issued nor guaranteed by the U.S. Treasury.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 year, 5 years, and 10 years for Class A shares, and 1 year, 5 years, and since inception for Class S shares.  The Fund's past performance does not necessarily indicate how it will perform in the future.  More recent performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Money Market Fund - Class A Total Returns as of December 31

Best Quarter: Third Quarter 2007 1.18% Worst Quarter: Fourth Quarter 2009 0.00%
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns Touchstone Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A shares	0.01%	0.01%	1.51%
Class S	Class S shares	0.01%	0.01%	1.37%